INVESTMENT IN JET-TALK (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENT IN JET TALK:
Schedule of investments in jet talk
	December 31, 2024	December 31, 2023	December 31, 2022
Net loss in Company share	65	442	705
Company's share in the loss of a company accounted by equity method, net	33	226	360